Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Cash Flows [Abstract]
Net loss	$ (47)	$ (24)	$ (155)
Changes in assets and liabilities:
Other current assets	(1)	0	0
Other current liabilities	(7)	(81)	69
Net cash provided by operating activities	(55)	(105)	(86)
Investing activities:
Change in restricted cash and investments	55	105	6,786
Net cash provided by investing activities	55	105	6,786
Financing activities:
Dividend paid	0	0	(6,700)
Net cash used in financing activities	0	0	(6,700)
Net change in cash and cash equivalents	0	0	0
Cash and cash equivalents at start of the year	0	0	0
Cash and cash equivalents at end of the year	$ 0	$ 0	$ 0